ACQUISITION	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

On October 23, 2018, the Company completed the acquisition of all outstanding shares of Dome9 Security Ltd, a privately-held Israeli-based company and its wholly-owned subsidiary in the United States. Under the acquisition method of accounting, the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their respective fair values. In addition, the transaction included additional consideration related to compensation for post combination services which was recorded as prepaid expenses and other long term assets and will be recognized over the requisite service period.

The Company accounted for this transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Amount
Goodwill	$138,560
Core technology	26,958
Net liabilities assumed	(4,498)

Total	$161,020